STOCKHOLDERS EQUITY - Warrants Underlying Series B Preferred Stock (Details) - USD ($)					12 Months Ended
	Jun. 10, 2020	Jun. 08, 2020	Jan. 31, 2020	Jan. 24, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Stockholder's equity (Deficit)
Warrants to purchase shares	1,063,939	335,982
Proceeds from issuance of warrants	$ 3,700	$ 1,200				$ 4,900
Series B Preferred Stock
Stockholder's equity (Deficit)
Warrants to purchase					0.0859
Warrant purchase price (in dollars per share)					$ 0.003494
Warrant expiration term					10 years
Shares issued			1,739,130	4,782,608		16,391,397
Warrants to purchase shares	1,063,939	335,982				1,399,921
Fair value of preferred stock and warrants						$ 5,533,000
Proceeds from issuance of warrants	$ 3,700	$ 1,200
Warrants outstanding							0
Series B Preferred Stock | Warrants exercise beginning six months after the listing date
Stockholder's equity (Deficit)
Warrant exercise percentage					30.00%
Series B Preferred Stock | Warrants exercise beginning nine months after the listing date
Stockholder's equity (Deficit)
Warrant exercise percentage					30.00%